Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property and Equipment, Net
13.	Property and Equipment, Net

Accounting policy

Property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. Cost includes the purchase price and any other costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating. The cost of a self-constructed asset is determined using the same principles as for an acquired asset.

Depreciation is recognized on a straight-line basis method, reflecting the pattern in which the asset’s future economic benefits are expected to be consumed by the Company. The estimated useful lives are as follows:

Asset Class	Useful Life (years)
Leasehold improvements	10
Machinery and equipment	10
Hardware	6
Facilities	15
Furniture and fixture	12
Vehicles	5

Gain or loss arising from the disposal of property and equipment is determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item and recognized in other operating income (expenses) in the consolidated statements of profit or loss.

Critical accounting estimates and judgments

See impairment analysis and conclusions in note 25.

Breakdown of and changes in property and equipment are as follows:

	Leasehold improvements		Machinery and equipment		Hardware		Facilities		Furniture and fixture		Vehicles		Construction in progress		Total		Total
	BRL		BRL		BRL		BRL		BRL		BRL		BRL		BRL		USD
As of January 1, 2016		33,463		13,596	R$	10,259	R$	5,932	R$	2,995	R$	150	R$	1,287	R$	67,682

Additions		10,903		2,569		7,403		758		1,218		157		3,384		26,392
Disposals		(180)		(76)		(220)		(39)		(194)		(1)		—		(710)
Depreciation for the year		(9,833)		(2,012)		(4,054)		(725)		(629)		(36)		—		(17,289)
Tranfers		602		—		673		—		11		—		(1,286)		—
Net exchange differences arising from translation adjustments		(202)		(278)		(115)		(1,152)		(119)		(7)		—		(1,873)

As of December 31, 2016	R$	34,753	R$	13,799	R$	13,946	R$	4,774	R$	3,282	R$	263	R$	3,385	R$	74,202

Additions		358		207		2,018		543		701		—		4,084		7,911
Disposals		—		—		(23)		(7)		(17)		(152)		—		(199)
Depreciation for the year		(1,944)		(1,444)		(3,925)		(657)		(524)		(34)		—		(8,528)
Tranfers		3,340		131		206		205		755		—		(4,637)		—
Net exchange differences arising from translation adjustments		(43)		(81)		(2)		(190)		(32)		1		—		(347)

As of December 31, 2017		36,464		12,612		12,220		4,668		4,165		78		2,832		73,039	18,850

Additions		185		243		1,308		772		632		—		17,742		20,882	5,389
Disposals		(726)		(75)		(499)		(39)		(202)		0		0		(1,541)	(398)
Depreciation for the year		(5,742)		(2,354)		(3,160)		(422)		(491)		(27)		0		(12,196)	(3,147)
Tranfers		215		18,733				1,602		14		0		(20,564)		0	0
Net exchange differences arising from translation adjustments		(157)		(322)		(70)		(961)		(115)		0		0		(1,625)	(419)
Monetary correction gain, net		366		493		52		1,663		61		(1)		0		2,634	680
Impairment		(366)		(681)		(166)		(2,146)		(176)		0		0		(3,535)	(912)
Sale from Mexico operation		0		(125)		(180)		(769)		(95)		0		0		(1,169)	(303)

As of December 31, 2018	R$	30,239	R$	28,524	R$	9,505	R$	4,368	R$	3,793	R$	50	R$	10	R$	76,489	19,740

At December 31, 2017 and 2018, properties with a carrying amount of R$4,547 and R$0 (US$0), respectively were granted as collateral under certain loan and financing arrangements.

During the year ended December 31, 2018, the main additions relate to the Extrema warehouse expansion.